Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Identifiable Intangible Assets
13.	Identifiable intangible assets

Identifiable intangible assets with finite useful lives consist entirely of in-process R&D costs, patents and trademarks, and rights to serialization equipment. Changes in the carrying value of the Company’s identifiable intangible assets with finite useful lives are summarized below.

	Year ended December 31, 2020			Year ended December 31, 2019
	Cost	Accumulated amortization	Carrying value	Cost	Accumulated amortization	Carrying value
	$	$	$	$	$	$
Balances – Beginning of the year	31,422	(31,382)	40	32,643	(32,581)	62
Additions	34	—	34	—	—	—
Retirement	—	—	—	(466)	466	—
Recurring amortization expense	—	(20)	(20)	—	(20)	(20)
Impact of foreign exchange rate changes	3,564	(3,559)	5	(755)	753	(2)
Balances – End of the year	35,020	(34,961)	59	31,422	(31,382)	40

During 2020, the Company recognized a retirement of $nil on expired patents and trademarks (2019 - $466) and an addition of $34 related to the purchase of rights to serialization equipment by Novo (note 9).Amortization of $20 (2019 - $20) is presented in R&D costs.